Income tax - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 264	$ 258	$ 138	$ 19
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(9)	139	121
Government loans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(127)	7	(135)
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(135)	142	(277)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(120)	(133)	(28)
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	13	(105)	21
Cash flow hedge
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	2	(3)	(2)
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	5	(1)	(4)
Remeasurement of non-monetary accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(3)	(487)	(171)
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	485	(316)	(899)
Convertible debts and venture debt - liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	0	0	0
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	0	0	(23)
Other provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(962)	(495)	(490)
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(468)	(4)	(242)
From subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	264	258	138
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(9)	139	119
Deferred tax asset not recognized on losses (Loss available for offsetting against future taxable income)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	1,210	1,111	826
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	$ 100	$ 284	$ 1,426